Debt (Narrative) (Details) $ in Millions		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 06, 2019 USD ($)	Dec. 31, 2018 USD ($) fiscal_quarter	Jul. 03, 2018	Sep. 30, 2019 USD ($) fiscal_quarter debt_covenant	Sep. 30, 2018 USD ($) debt_covenant	Dec. 31, 2018 USD ($) fiscal_quarter	Sep. 30, 2018 USD ($) debt_covenant	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 03, 2018	Aug. 03, 2015 USD ($)
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 175.0
Current portion - long-term debt		$ 4.6				$ 4.6
Letter of credit sublimit				75.0
Line of credit facility, additional borrowing capacity				100.0
Proceeds from Issuance of Long-term Debt				422.3	$ 0.0	0.0		$ 0.0	$ 442.8
Unamortized Deferred Financing Costs								(9.8)
Current portion - long-term debt		4.6		$ 139.6		$ 4.6		4.6
Debt Covenant, Interest Coverage Ratio, Minimum				2.50		2.50
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum						0.65
Long Term Indebtedness, Less than or Equal to						$ 750.0	$ 750.0	750.0
Long-term Debt, Excluding Current Maturities		581.5		$ 434.6		581.5		642.0
Long-term Debt, Maturities, Repayments of Principal in Year Two		144.7				144.7
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 425.0
Long-term Debt, Gross				$ 425.0
Extinguishment of debt, amount	$ 435.0
Debt instrument interest percentage				3.95%
Term Loan Maturing 2022 (DPL) [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 436.1				$ 436.1		440.6
Eurodollar rate Term Loan B [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		3.25%				3.25%				2.00%
Base Rate Term Loan B [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		2.25%				2.25%				1.00%
Revolving Credit Agreement and Standby Letters of Credit [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Number of financial covenants | debt_covenant				2	2		2
Number of prior quarters included in debt to EBITDA ratio | fiscal_quarter		4		4		4
Interest Coverage Ratio				9.36		8.09
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				4.20%
U.S. Government note maturing in 2061 - 4.20% [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 17.7		$ 17.6		$ 17.7		17.8
Debt instrument interest percentage		4.20%				4.20%
Term Loan Maturing 2022 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 436.1		$ 0.0		$ 436.1
Early prepayment rate			101.00%
Standard Repayment Rate		100.00%
First Mortgage Bonds [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum				0.65			0.75
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 140.0		$ 140.0		140.0
Extinguishment of debt, amount				60.0		60.0
Debt Instrument, Face Amount											$ 200.0
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		140.0		$ 140.0		140.0		200.0
Revolving Credit Facility [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum				0.67
Total Debt to Total Capitalization Ratio				0.58
Debt [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities		$ 586.1				$ 586.1		$ 646.6
Minimum [Member] | Term Loan Maturing 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		4.01%				4.01%
Debt Instrument, Interest Rate, Effective Percentage				4.50%
Minimum [Member] | Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.26% and 0.06% - 0.32% [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				2.97%
Minimum [Member] | Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		1.52%				1.52%
Maximum [Member] | Term Loan Maturing 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				4.53%
Debt Instrument, Interest Rate, Effective Percentage		4.60%				4.60%
Maximum [Member] | Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.26% and 0.06% - 0.32% [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				3.07%
Maximum [Member] | Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		1.92%				1.92%